SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2018

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris II A-Class Platinum Series Variable Annuity

Effective on or about October 22, 2018, the following Underlying Fund of the Anchor Series Trust (“AST”) has been renamed as indicated below.

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST

Effective on or about October 22, 2018, the following Target Underlying Funds of the SunAmerica Series Trust (“SAST”) have been reorganized and merged into the Acquiring Underlying Funds as indicated below.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

The investment requirements for the following living benefits have been amended as a result of the fund merger described above.

MARKETLOCK INCOME PLUS

The following replaces the investment requirement option 3 if you elected the MarketLock Income Plus living benefit.

3. Invest 100% in one or a combination of the following balanced Variable Portfolios:

American Funds Asset Allocation

Franklin Allocation VIP Fund

Franklin Income VIP Fund

SA JPMorgan Diversified Balanced

SA MFS Total Return

SA PGI Asset Allocation

MARKETLOCK FOR LIFE PLUS

The following replaces the investment requirement option 3 and 4 if you elected the MarketLock for Life Plus living benefit.

3. Invest 100% in one or a combination of the following balanced Variable Portfolios:

American Funds Asset Allocation

Franklin Allocation VIP Fund

Franklin Income VIP Fund

SA JPMorgan Diversified Balanced

SA MFS Total Return

SA PGI Asset Allocation

4. Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

DCA Fixed Accounts (if applicable)

6-Month DCA

1-Year DCA

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 80%

American Funds Asset Allocation

American Funds Global Growth

American Funds Growth

American Funds Growth-Income

Franklin Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

Lord Abbett Mid Cap Value

SA AB Growth

SA AB Small & Mid Cap Value

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 20%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

MARKETLOCK FOR LIFE PLUS EXTENSION

(Contracts purchased between February 11, 2008 – May 3, 2009)

The following replaces the investment requirement option 1 and 2 if you elected the second extension of the Income Base Evaluation Period (the “Extension”) on or about your tenth contract anniversary.

Option 1

100% in one or more of the following Variable Portfolios:

American Funds Asset Allocation

Franklin Allocation VIP Fund

Franklin Income VIP Fund

SA JPMorgan Diversified Balanced

SA MFS Total Return

SA PGI Asset Allocation

Option 2	100% in either Allocation A or B listed at the end of this supplement:
Option 3	100% in accordance with the requirements outlined in the table below:
	Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
	A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts

1-Year Fixed (if available)

	B. Equity Maximum	Minimum 0% Maximum 80%

American Funds Asset Allocation

American Funds Global Growth

American Funds Growth

American Funds Growth-Income

Franklin Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

Lord Abbett Mid Cap Stock

SA AB Growth

SA AB Small & Mid Cap Value

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond Portfolio

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 20%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

Allocations:

Variable Portfolios	Allocation A	Allocation B	Allocation C
American Funds Global Growth	2.0%	3.0%	4.0%
American Funds Growth-Income	0.0%	0.0%	1.0%
Invesco V.I. Comstock Fund	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA DFA Ultra Short Bond	2.0%	1.0%	0.0%
SA Dogs of Wall Street	3.0%	3.0%	3.0%
SA Federated Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Goldman Sachs Global Bond	4.0%	4.0%	2.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA Legg Mason BW Large Cap Value	4.0%	4.0%	4.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA Oppenheimer Main Street Large Cap	3.0%	4.0%	4.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Templeton Foreign Value	3.0%	3.0%	3.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
SA Wellington Real Return	5.0%	3.0%	2.0%
Total	100.00%	100.00%	100.00%

  Dated: April 18, 2019

Please keep this supplement with your prospectus.